NOTE D: LINES OF CREDIT	9 Months Ended
Jul. 31, 2012
Debt Disclosure [Text Block]

NOTE D: LINES OF CREDIT

The Company has a $12,500 line of credit of which $708 was unused at July 31, 2012.  The interest rate on the credit line was 21.90% at July 31, 2012.  The credit line is collateralized by the Company’s checking account.  Principal and interest payments are due monthly.

At July 31, 2012 the Company also had three credit cards with a combined credit limit of $26,700, of which $1,815 was unused.  The interest rates on the credit cards range from 10.24% to 29.4%, with a weighted average rate of 27.56% at July 31, 2012.  All other credit cards previously used by the Company have been paid off and closed.